Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 19 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date that the financial statements were available to be issued, which is July 20, 2025. All subsequent events requiring recognition as of March 31, 2025 have been incorporated into these financial statements and there are no other subsequent events that require disclosure in accordance with FASB ASC Topic 855 except the following:

On April 10, 2025, the Company presented a petition to the Grand Court of the Cayman Islands (the “Grand Court”) for confirmation of the capital reduction and the share subdivision. On May 28, 2025, following the receipt of an order granted by the Grand Court confirming the capital reduction and the share subdivision, the Company effected a reduction of the par value of each of our issued, ordinary share from US$0.24 to US$0.001 by cancelling the paid-up capital to the extent of the difference between US$0.24 and such new par value, and immediately following the capital reduction, each of our authorized but unissued ordinary shares of par value of US$0.24 be sub-divided into 240 new ordinary shares of par value of US$0.001 each. On May 28, 2025, the Company completed the registration with the Registrar of Companies of the Cayman Islands of the Court Order, the minutes of our annual general meeting of shareholders held on February 25, 2025 regarding the capital reduction and the share subdivision and the certificate for the Capital Reduction. On May 29, 2025, a copy of the Fourth Amended and Restated Memorandum and Articles of Association reflecting the capital reduction and the share subdivision was filed with the Cayman Islands General Registry. The capital reduction and the share subdivision became effective on May 28, 2025. Pursuant to the Fourth Amended and Restated Memorandum and Articles, the authorized share capital of the Company now has become US$36,010,000 divided into (i) 36,000,000,000 ordinary shares of a par value of US$0.001 each and (ii) 10,000,000 preferred shares of a par value of US$0.001 each.